Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Neil Desai (1) ($)	Summary Compensation Table Total for Joseph Gardner (1) ($)	Compensation Actually Paid to Neil Desai (1)(2)(3) ($)	Compensation Actually Paid to Neil Desai (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on: (4) TSR ($)	Net Income (5) ($ Millions)
2022	3,052,812	—	1,388,191	—	1,594,777	(132,196)	87.28	(60.5)
2021	3,740,268	1,515,326	3,032,829	2,056,157	4,900,921	3,084,193	164.29	(110.1)

Named Executive Officers, Footnote [Text Block]	Neil Desai became our PEO in August 2021, upon the merger with Aerpio Pharmaceuticals, Inc. Joseph Gardner was our PEO until the merger in August 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below, each of whom became NEOs after the merger.

2021	2022
Brendan Delaney	Brendan Delaney
Scott Giacobello	Loretta Itri

Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Neil Desai ($)	Exclusion of Option Awards for Neil Desai ($)	Inclusion of Equity Values for Neil Desai ($)	Compensation Actually Paid to Neil Desai ($)
2022	3,052,812	(1,934,692)	270,071	1,388,191
2021	3,740,268	(2,511,538)	1,804,099	3,032,829

Year	Summary Compensation Table Total for Joseph Gardner ($)	Exclusion of Option Awards for Joseph Gardner ($)	Inclusion of Equity Values for Joseph Gardner ($)	Compensation Actually Paid to Joseph Gardner ($)
2021	1,515,326	—	540,831	2,056,157
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Neil Desai ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Neil Desai ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Neil Desai ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Neil Desai ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Neil Desai ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Neil Desai ($)	Total - Inclusion of Equity Values for Neil Desai ($)
2022	1,092,468	(579,684)	—	(242,713)	—	—	270,071
2021	1,585,800	140,776	—	77,523	—	—	1,804,099

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph Gardner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joseph Gardner ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph Gardner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joseph Gardner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joseph Gardner ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Joseph Gardner ($)	Total - Inclusion of Equity Values for Joseph Gardner ($)
2021	—	—	—	540,831	—	—	540,831

Non-PEO NEO Average Total Compensation Amount			$ 1,594,777	$ 4,900,921
Non-PEO NEO Average Compensation Actually Paid Amount			$ (132,196)	3,084,193
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,594,777	(809,592)	(917,381)	(132,196)
2021	4,900,921	(4,731,427)	2,914,699	3,084,193

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	457,155	(966,672)	—	(407,864)	—	—	(917,381)
2021	2,914,699	—	—	—	—	—	2,914,699

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the two most recently completed fiscal years.

Total Shareholder Return Amount			$ 87.28	164.29
Net Income (Loss)			$ (60,500,000)	(110,100,000)
PEO Name	Neil Desai	Joseph Gardner	Neil Desai
Additional 402(v) Disclosure [Text Block]			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.The dollar amounts reported are the Company's net income or loss as reflected in the Company's audited financial statements.
Desai [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,052,812	3,740,268
PEO Actually Paid Compensation Amount			1,388,191	3,032,829
Gardner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,515,326
PEO Actually Paid Compensation Amount				2,056,157
PEO [Member] | Desai [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,934,692)	(2,511,538)
PEO [Member] | Desai [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			270,071	1,804,099
PEO [Member] | Desai [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,092,468	1,585,800
PEO [Member] | Desai [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(579,684)	140,776
PEO [Member] | Desai [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Desai [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(242,713)	77,523
PEO [Member] | Desai [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Desai [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Gardner [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Gardner [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				540,831
PEO [Member] | Gardner [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Gardner [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Gardner [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Gardner [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				540,831
PEO [Member] | Gardner [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Gardner [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(809,592)	(4,731,427)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(917,381)	2,914,699
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			457,155	2,914,699
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(966,672)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(407,864)	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 0